Investment Strategy	Dec. 31, 2025
S000036673 [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks. In addition, under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. companies that have large market capitalizations (generally over $2 billion) that the Fund’s investment manager believes are undervalued and have the potential for long-term growth and current income.The Fund may also invest up to 20% of its net assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. The Fund may at times emphasize one or more sectors in selecting its investments, including the information technology sector.
S000040388 [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds and other debt securities. The Fund’s investments may include debt instruments of governments throughout the world (including the U.S., other developed markets, and emerging markets) as well as their agencies and instrumentalities, government-sponsored enterprises, states or other political subdivisions within the U.S. or its territories, sovereign and quasi-sovereign issuers, and non-governmental issuers (i.e., corporations or similar entities) throughout the world. The Fund may also invest in mortgage- and other asset backed securities. Although the Fund may invest up to 20% of its net assets in debt instruments that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high yield” investments or “junk” bonds), the Fund will primarily invest in investment grade securities. Investment grade is defined as rated Baa3/BBB or higher by at least two of the following rating agencies: Moody's, S&P and Fitch. If only two of the three rating agencies rate the security, the lower rating is issued to determine its eligibility. If only one of the three rating agencies rates a security, the rating must be investment-grade.
The Fund may invest up to 25% of its net assets in U.S. dollar-denominated foreign debt securities and instruments, including those of foreign governments, non-governmental issuers or other entities, and up to 20% of its net assets in preferred stock.
Under normal circumstances, the Fund’s dollar-weighted average effective maturity will be at least ten years and may be more than twenty years. The Fund may invest opportunistically in bonds with maturities lower than 10 years. At March 31, 2026, the Fund’s dollar-weighted average maturity was 18.6 years, but can vary over time.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.

S000012561 [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000® Value Index (the Capitalization Index), which ranged between $18.8 million and $19.4 billion as of March 31, 2026, that the Fund’s investment manager believes are undervalued and have the potential for long-term growth. The market capitalization range and composition of companies in the Capitalization Index are subject to change. As such, the size of the companies in which the Fund invests may change. The Fund may continue to hold a security even if the company’s market capitalization is no longer within the range of the Capitalization Index. Under normal circumstances, the Fund also invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “value” companies. The Fund considers “value” companies to be those companies that are either constituents of an index constructed by a third party to identify companies with various characteristics of value companies, or that have a higher book-to-price (B/P) ratio than the median ranked stock within the company’s GICS sector, have a higher EBITDA/EV (earnings before interest, taxes, depreciation and amortization-to-enterprise value) or have a lower price-to-earnings ratio than the median ranked stock within the company’s GICS sector. The third-party broad-based index currently used to identify value companies is the Russell 3000® Value Index, although the Fund may change the referenced index without prior notice.
The Fund may invest up to 20% of its total assets in foreign securities. The Fund also may invest in real estate investment trusts. The Fund may at times emphasize one or more sectors in selecting its investments, including the financials sector.

S000010658 [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks of companies that have market capitalizations in the range of companies in the Russell 2000® Growth Index (the Capitalization Index) which ranged (between $4.4 million and $38 billion as of March 31, 2026). The market capitalization range and composition of companies in the Capitalization Index are subject to change. As such, the size of the companies in which the Fund invests may change. The Fund may continue to hold a security even if the company’s market capitalization is no longer within the range of the Capitalization Index.
The Fund invests typically in common stocks of companies believed to have the potential for long-term, above-average earnings growth but may invest in companies for their short, medium or long-term prospects. Under normal circumstances, the Fund also invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “growth” companies. The Fund considers “growth” companies to be those companies that are either constituents of an index constructed by a third party to identify companies with various characteristics of growth companies, have a higher Institutional Brokers' Estimate System (I/B/E/S) medium-term growth forecast (two year) than the median ranked stock within the company’s GICS sector, or have a higher sales per share historical growth rate (five year) than the median ranked stock within the company’s GICS sector. The third-party broad-based index currently used to identify growth companies is the Russell 3000® Growth Index, although the Fund may change this index without prior notice. The I/B/E/S is a database used by brokers and investors to access the estimates made by stock analysts regarding the future earnings of publicly traded American companies. The I/B/E/S medium term growth forecast is a measure of the average annualized EPS (earnings per share) growth forecast of contributing analysts/estimators for the forthcoming two years. The Fund may at times emphasize one or more sectors in selecting its investments, including the health care and industrials sectors.
The Fund may invest in special situations, such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.
The Fund’s investment strategy may involve the frequent trading of portfolio securities.

S000012560 [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund has substantial exposure to fixed-income/debt markets. The Fund has the flexibility to invest in any sector of the fixed-income/debt market and across the credit quality spectrum. The Fund may invest in U.S. Government bonds and notes (including those of its agencies and instrumentalities, and of government-sponsored enterprises), U.S. and international (including developed, developing and emerging markets) bonds and notes, investment grade corporate (or similar) bonds and notes, mortgage- and other asset-backed securities, high yield (i.e., “junk”) instruments, floating rate loans and other floating rate debt securities, inflation-protected/linked securities, convertible securities, cash/cash equivalents, as well as foreign government, sovereign and quasi-sovereign debt investments. The Fund’s investments may include non-U.S. dollar denominated instruments. The Fund may also invest in preferred securities. The Fund does not seek to maintain a particular dollar-weighted average maturity or duration target.
The Fund may invest in derivatives, such as forward contracts (including forward foreign currency contracts for investment and hedging purposes), futures (including bond futures for managing yield curve and duration risk, and index and interest rate futures for hedging and managing interest exposure), options (including options on listed futures for hedging purposes), options on swaps (commonly known as swaptions) for hedging purposes, and swaps (including credit default swaps, credit default swap indexes, inflation rate and interest rate swaps for hedging and investment purposes, and total return swaps for managing market exposure). The Fund’s use of derivatives creates leverage (market exposure in excess of the Fund’s assets) in the Fund’s portfolio. The Fund may invest in interest-only (IO) and principal-only (PO) bonds (commonly known as stripped securities) for investment purposes.
The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Such securities may include mortgage-backed securities acquired or sold in the “to be announced” (TBA) market and those in a dollar roll transaction.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.
The Fund’s investment strategy may involve the frequent trading of portfolio securities.

S000058873 [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund pursues its investment objective by allocating at least 80% of its net assets (plus the amount of any borrowings for investment purposes) across equity and fixed-income/debt asset classes while targeting a particular level of effective equity market exposure (described below) that can vary based on volatility in the equity market. The Fund invests in a mix of affiliated mutual funds (Underlying Funds) and, in seeking to manage the Fund’s exposure to equity market volatility, the Fund employs a tactical allocation strategy utilizing:
■
derivative transactions, including forward contracts, futures, options and swaps;
■
direct investments in exchange-traded funds (ETFs); and
■
direct investments in fixed-income or debt instruments (such as investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, Treasury inflation-protected securities (TIPS), mortgage- and other asset-backed securities, international bonds and mortgage dollar rolls, each with varying interest rates, terms, durations and credit exposures).
Collectively, these assets are referred to as the Tactical Assets (which are described below under “Tactical Allocation”).
Effective Equity Market Exposure
The Fund’s “effective equity market exposure” (or EEME) reflects the amount of Fund assets exposed to the equity market, with such exposure fluctuating based on market volatility. The Fund’s EEME includes exposure to equity markets through the Fund’s investments in Underlying Funds and Tactical Assets, adjusted based on measures of market volatility to reflect the degree to which the Fund’s holdings are expected to move in tandem with equity markets (beta) based solely on the views of the Fund’s investment manager. Under normal circumstances, the Fund’s targeted EEME may range from 0% to 55% of its net assets. Within this range, the Fund’s targeted and actual EEME is subject to change, including on a daily basis. At March 31, 2026, the Fund’s actual EEME was approximately 54.18% of its net assets.
The Fund invests in Underlying Funds focused on equity investments (Equity Underlying Funds) and Underlying Funds focused on fixed-income/debt investments (Fixed-Income Underlying Funds) to gain exposure to equity and fixed-income/debt asset classes, respectively. If the Fund invests, for example, 50% of its net assets in Equity Underlying Funds (and has no EEME through its Tactical Assets), the Fund will have 50% of its net assets exposed to the equity market and an EEME of 50% of its net assets. Using the same example, the Fund could employ its Tactical Assets to increase the Fund’s EEME to a maximum of 55% while maintaining a 50% allocation to Equity Underlying Funds. The Fund may invest significantly in any individual Underlying Fund(s).
As discussed in the above example, the Tactical Assets are typically utilized to adjust (increase or reduce) the Fund’s exposure to equity and fixed-income/debt asset classes and various segments within these asset classes (i.e., the Tactical Assets are typically used to adjust the Fund’s EEME). Derivatives instruments may also be used to facilitate the Fund’s management of cash inflows/outflows. At times (e.g., when there are significant cash inflows or anticipated inflows), such additional derivatives use could cause the Fund’s assets to be invested outside the ranges described below for Fund investments in Tactical Assets (and, in turn, the Underlying Funds).
In general, when the Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), determines that equity market volatility is relatively low, the Investment Manager may increase the Fund’s EEME and decrease the Fund’s effective fixed-income/debt market exposure. Conversely, if it determines that volatility in the equity market is relatively high, it may reduce (or, in certain extreme cases, eliminate entirely) the Fund’s EEME and, correspondingly, increase the Fund’s effective fixed-income/debt market exposure.
Investment Process
Columbia Management uses the following two-part investment process that, together, pursues total return while seeking to manage the Fund’s exposure to equity market volatility:
■
Selects and determines allocations to the Underlying Funds (referred to as the Strategic Allocation); and
■
Invests in and determines allocations to the Tactical Assets typically to adjust desired asset class exposures (referred to as the Tactical Allocation).
Columbia Management makes adjustments to the Fund’s investment exposure based on measures of market volatility and its views on the performance of equity markets. Volatility refers to the ups and downs in the market and can run in cycles of several months or even years.
The Fund uses an investment strategy based on a variable model derived from its blended benchmark which consists of 50% Bloomberg U.S. Aggregate Bond Index, 35% Russell 3000 Index and 15% MSCI EAFE Index (Net).
Strategic Allocation
Under normal circumstances, the Fund invests 75% to 95% of its net assets in Underlying Funds managed by Columbia Management, including those for which Columbia Management provides day-to-day portfolio management and those for which day-to-day portfolio management is provided by investment subadvisers hired by Columbia Management. Of the assets allocated to the Underlying Funds, the Fund may invest up to 100% of those assets in Equity Underlying Funds or Fixed-Income Underlying Funds (or some combination of the two).
The Fund may invest in Underlying Funds across various sectors and industries within the equity and fixed-income/debt asset classes and markets, including Underlying Funds that invest in securities of different investment strategies and styles (e.g., growth, value and core/blend), market capitalizations (e.g., large, mid and small cap) and geographic focus (e.g., domestic and international, including emerging markets), as well as those that invest in real estate securities and fixed-income or debt instruments, including investment grade corporate bonds, high yield (i.e., junk) instruments,  sovereign debt, U.S. Government bonds and notes, TIPS, mortgage- and other asset-backed securities and international bonds, each with varying interest rates, terms, durations and credit exposures. The Fund may invest, directly and/or indirectly through Underlying Funds, in debt securities and instruments across the credit quality spectrum and, at times, may invest in below investment grade fixed-income securities and instruments (commonly referred to as “high yield” investments or “junk bonds”). The Fund may invest in debt instruments of any maturity and does not seek to maintain a particular dollar-weighted average maturity.
Underlying Fund selections and allocations are reviewed periodically by Columbia Management. Changes to Underlying Fund selections and allocations may be driven by various factors, including the risks and potential benefits of investing in a particular Underlying Fund as a means of achieving total return. During times of relatively high equity market volatility as determined by Columbia Management, Columbia Management may reduce, eliminate entirely or increase, including significantly, the Fund’s allocation to Equity Underlying Funds and may alter Underlying Fund and Tactical Asset selections and allocations with more frequency in seeking to achieve desired levels of EEME.
Tactical Allocation
Under normal circumstances, the Fund invests 5% to 25% of its net assets in the Tactical Allocation strategy, which includes derivative instruments (such as forward contracts (including forward foreign currency contracts), futures (including currency futures, equity futures, index futures and interest rate futures), options and swaps (including credit default swaps and credit default swap indexes), as well as direct investments in ETFs and fixed-income or debt instruments (such as investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, TIPS, mortgage- and other asset-backed securities, international bonds and mortgage dollar rolls, each with varying interest rates, terms, durations and credit exposures).
Columbia Management typically seeks through investments in Tactical Assets to adjust the Fund’s exposures to equity and fixed-income/debt markets and to segments within those markets in response to its assessment of the relative risks and potential returns of these markets and segments. As with the Underlying Funds, the Fund may, through its tactical allocation strategy, reduce (or, in certain extreme cases, eliminate entirely) its EEME and, correspondingly, increase the Fund’s effective fixed-income/debt market exposure. Conversely, the Fund may also increase its EEME through its Underlying Fund selections and allocations and by employing the Tactical Assets to adjust upward the volatility level in the Fund’s portfolio closer to desired levels.
The Fund also seeks to reduce equity market volatility in the portfolio by purchasing or writing call and put options on equity indices to protect against periods of decline in equity markets.
The Investment Manager believes that the use of the Tactical Assets, the derivative instruments and ETFs in particular, may provide more efficient and economical exposure to asset classes and segments than investments in or withdrawals from the Underlying Funds. As a result, Columbia Management typically uses derivatives and ETFs as primary tools for adjusting the Fund’s EEME.
The Fund may hold a significant amount of cash, money market instruments or other high quality, short-term investments, including shares of affiliated or unaffiliated money market funds which may have a floating net asset value, to cover obligations with respect to, or that may result from, the Fund’s investments in derivatives. The Fund’s use of certain derivatives may create significant leveraged exposure to the equity and debt markets. Leverage occurs when investments in derivatives create greater economic exposure than the amount invested. This means that the Fund could lose more than originally invested in the derivative.
The portfolio managers may actively and frequently trade securities in the Fund’s portfolio to carry out its principal strategies.
Underlying Funds
Appendix A includes the list of the Underlying Funds available to the Fund, as well as a description of the Underlying Funds’ investment objectives and principal investment strategies. A description of the principal risks associated with the Underlying Funds is included in Appendix B. Columbia Management may add new or remove existing Underlying Funds at any time without the approval of shareholders. The prospectuses and Statements of Additional Information for the Underlying Funds include more detailed information about these Underlying Funds and are available free of charge by calling 800.345.6611.

S000058874 [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund pursues its investment objective by allocating at least 80% of its net assets (plus the amount of any borrowings for investment purposes) across U.S. equity and fixed-income/debt asset classes while targeting a particular level of effective equity market exposure (described below) that can vary based on volatility in the equity market. The Fund's investments are deemed to be "U.S." based primarily on the issuer's place of organization/incorporation, but the Fund may also consider the issuer's domicile, the location of its principal place of business or principal office, its primary stock exchange listing, the source of a majority of its revenue or profits, or the location of a majority of its assets.  The Fund takes into consideration investments in affiliated mutual funds (Underlying Funds) and ETFs in connection with its 80% investment policy.   The Fund invests in a mix of affiliated mutual funds (Underlying Funds) and, in seeking to manage the Fund’s exposure to equity market volatility, the Fund employs a tactical allocation strategy utilizing:
■
derivative transactions, including forward contracts, futures, options and swaps;
■
direct investments in exchange-traded funds (ETFs); and
■
direct investments in fixed-income or debt instruments (such as investment grade corporate bonds, high yield (i.e., junk) instruments, U.S. Government bonds and notes, Treasury inflation-protected securities (TIPS), mortgage- and other asset-backed securities, and mortgage dollar rolls, each with varying interest rates, terms, durations and credit exposures).
Collectively, these assets are referred to as the Tactical Assets (which are described below under “Tactical Allocation”).
Effective Equity Market Exposure
The Fund’s “effective equity market exposure” (or EEME) reflects the amount of Fund assets exposed to the equity market, with such exposure fluctuating based on market volatility. The Fund’s EEME includes exposure to equity markets through the Fund’s investments in Underlying Funds and Tactical Assets, adjusted based on measures of market volatility to reflect the degree to which the Fund’s holdings are expected to move in tandem with equity markets (beta) based solely on the views of the Fund’s investment manager. Under normal circumstances, the Fund’s targeted EEME may range from 0% to 55% of its net assets. Within this range, the Fund’s targeted and actual EEME is subject to change, including on a daily basis. At March 31, 2026, the Fund’s actual EEME was approximately 54.30% of its net assets.
The Fund invests in Underlying Funds focused on equity investments (Equity Underlying Funds) and Underlying Funds focused on fixed-income/debt investments (Fixed-Income Underlying Funds) to gain exposure to U.S. equity and fixed-income/debt asset classes, respectively. If the Fund invests, for example, 50% of its net assets in Equity Underlying Funds (and has no EEME through its Tactical Assets), the Fund will have 50% of its net assets exposed to the equity market and an EEME of 50% of its net assets. Using the same example, the Fund could employ its Tactical Assets to increase the Fund’s EEME to a maximum of 55% while maintaining a 50% allocation to Equity Underlying Funds. The Fund may invest significantly in any individual Underlying Fund(s).
As discussed in the above example, the Tactical Assets are typically utilized to adjust (increase or reduce) the Fund’s exposure to equity and fixed-income/debt asset classes and various segments within these asset classes (i.e., the Tactical Assets are typically used to adjust the Fund’s EEME). Derivatives instruments may also be used to facilitate the Fund’s management of cash inflows/outflows. At times (e.g., when there are significant cash inflows or anticipated inflows), such additional derivatives use could cause the Fund’s assets to be invested outside the ranges described below for Fund investments in Tactical Assets (and, in turn, the Underlying Funds).
In general, when the Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), determines that equity market volatility is relatively low, the Investment Manager may increase the Fund’s EEME and decrease the Fund’s effective fixed-income/debt market exposure. Conversely, if it determines that volatility in the equity market is relatively high, it may reduce (or, in certain extreme cases, eliminate entirely) the Fund’s EEME and, correspondingly, increase the Fund’s effective fixed-income/debt market exposure.
Investment Process
Columbia Management uses the following two-part investment process that, together, pursues total return while seeking to manage the Fund’s exposure to equity market volatility:
■
Selects and determines allocations to the Underlying Funds (referred to as the Strategic Allocation); and
■
Invests in and determines allocations to the Tactical Assets typically to adjust desired asset class exposures (referred to as the Tactical Allocation).
Columbia Management makes adjustments to the Fund’s investment exposure based on measures of market volatility and its views on the performance of equity markets. Volatility refers to the ups and downs in the market and can run in cycles of several months or even years.
The Fund uses an investment strategy based on a variable model derived from its blended benchmark which consists of 50% Bloomberg U.S. Aggregate Bond Index and 50% S&P 500 Index.
Strategic Allocation
Under normal circumstances, the Fund invests 75% to 95% of its net assets in Underlying Funds managed by Columbia Management, including those for which Columbia Management provides day-to-day portfolio management and those for which day-to-day portfolio management is provided by investment subadvisers hired by Columbia Management. Of the assets allocated to the Underlying Funds, the Fund may invest up to 100% of those assets in Equity Underlying Funds or Fixed-Income Underlying Funds (or some combination of the two).
The Fund may invest in Underlying Funds across various sectors and industries within the U.S. equity and fixed-income/debt asset classes and markets, including Underlying Funds that invest in securities of different investment strategies and styles (e.g., growth, value and core/blend) and market capitalizations (e.g., large, mid and small cap), as well as those that invest in real estate securities and fixed-income or debt instruments, including investment grade corporate bonds, high yield (i.e., junk) instruments, U.S. Government bonds and notes, TIPS and mortgage- and other asset-backed securities, each with varying interest rates, terms, durations and credit exposures. The Fund may invest, directly and/or indirectly through Underlying Funds, in debt securities and instruments across the credit quality spectrum and, at times, may invest in below investment grade fixed-income securities and instruments (commonly referred to as “high yield” investments or “junk bonds”). The Fund may invest in debt instruments of any maturity and does not seek to maintain a particular dollar-weighted average maturity.
Underlying Fund selections and allocations are reviewed periodically by Columbia Management. Changes to Underlying Fund selections and allocations may be driven by various factors, including the risks and potential benefits of investing in a particular Underlying Fund as a means of achieving total return. During times of relatively high equity market volatility as determined by Columbia Management, Columbia Management may reduce, eliminate entirely or increase, including significantly, the Fund’s allocation to Equity Underlying Funds and may alter Underlying Fund and Tactical Asset selections and allocations with more frequency in seeking to achieve desired levels of EEME.
Tactical Allocation
Under normal circumstances, the Fund invests 5% to 25% of its net assets in the Tactical Allocation strategy, which includes derivative instruments (such as forward contracts (including forward foreign currency contracts), futures (including currency futures, equity futures, index futures and interest rate futures), options and swaps (including credit default swaps and credit default swap indexes), as well as direct investments in ETFs and fixed-income or debt instruments (such as investment grade corporate bonds, high yield (i.e., junk) instruments, U.S. Government bonds and notes, TIPS, mortgage- and other asset-backed securities, and mortgage dollar rolls, each with varying interest rates, terms, durations and credit exposures).
Columbia Management typically seeks through investments in Tactical Assets to adjust the Fund’s exposures to equity and fixed-income/debt markets and to segments within those markets in response to its assessment of the relative risks and potential returns of these markets and segments. As with the Underlying Funds, the Fund may, through its tactical allocation strategy, reduce (or, in certain extreme cases, eliminate entirely) its EEME and, correspondingly, increase the Fund’s effective fixed-income/debt market exposure. Conversely, the Fund may also increase its EEME through its Underlying Fund selections and allocations and by employing the Tactical Assets to adjust upward the volatility level in the Fund’s portfolio closer to desired levels.
The Fund also seeks to reduce equity market volatility in the portfolio by purchasing or writing call and put options on equity indices to protect against periods of decline in equity markets.
The Investment Manager believes that the use of the Tactical Assets, the derivative instruments and ETFs in particular, may provide more efficient and economical exposure to asset classes and segments than investments in or withdrawals from the Underlying Funds. As a result, Columbia Management typically uses derivatives and ETFs as primary tools for adjusting the Fund’s EEME.
The Fund may hold a significant amount of cash, money market instruments or other high quality, short-term investments, including shares of affiliated or unaffiliated money market funds which may have a floating net asset value, to cover obligations with respect to, or that may result from, the Fund’s investments in derivatives. The Fund’s use of certain derivatives may create significant leveraged exposure to the equity and debt markets. Leverage occurs when investments in derivatives create greater economic exposure than the amount invested. This means that the Fund could lose more than originally invested in the derivative.
The portfolio managers may actively and frequently trade securities in the Fund’s portfolio to carry out its principal strategies.
Underlying Funds
Appendix A includes the list of the Underlying Funds available to the Fund, as well as a description of the Underlying Funds’ investment objectives and principal investment strategies. A description of the principal risks associated with the Underlying Funds is included in Appendix B. Columbia Management may add new or remove existing Underlying Funds at any time without the approval of shareholders. The prospectuses and Statements of Additional Information for the Underlying Funds include more detailed information about these Underlying Funds and are available free of charge by calling 800.345.6611.

S000040389 [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund pursues its investment objective by allocating its assets across equity and fixed-income/debt asset classes while targeting a particular level of effective equity market exposure (described below) that varies based on volatility in the equity market. The Fund invests in a mix of affiliated mutual funds (Underlying Funds) and, in seeking to manage the Fund’s exposure to equity market volatility, the Fund employs a tactical allocation strategy utilizing:
■
derivative transactions, including forward contracts, futures, options and swaps;
■
direct investments in exchange-traded funds (ETFs); and
■
direct investments in fixed-income or debt instruments (such as investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, Treasury inflation-protected securities (TIPS), mortgage- and other asset-backed securities, international bonds and mortgage dollar rolls, each with varying interest rates, terms, durations and credit exposures).
Collectively, these assets are referred to as the Tactical Assets (which are described below under “Tactical Allocation”).
Effective Equity Market Exposure
The Fund’s “effective equity market exposure” (or EEME) reflects the amount of Fund assets exposed to the equity market, with such exposure fluctuating based on market volatility. The Fund’s EEME includes exposure to equity markets through the Fund’s investments in Underlying Funds and Tactical Assets, adjusted based on measures of market volatility to reflect the degree to which the Fund’s holdings are expected to move in tandem with equity markets (beta) based solely on the views of the Fund’s investment manager. Under normal circumstances, the Fund’s targeted EEME may range from 0% to 30% of its net assets. Within this range, the Fund’s targeted and actual EEME is subject to change, including on a daily basis. At March 31, 2026, the Fund’s actual EEME was approximately 19.44% of its net assets.
The Fund invests in Underlying Funds focused on equity investments (Equity Underlying Funds) and Underlying Funds focused on fixed-income/debt investments (Fixed-Income Underlying Funds) to gain exposure to equity and fixed-income/debt asset classes, respectively. If the Fund invests, for example, 23% of its net assets in Equity Underlying Funds (and has no EEME through its Tactical Assets), the Fund will have 23% of its net assets exposed to the equity market and an EEME of 23% of its net assets. Using the same example, the Fund could employ its Tactical Assets to increase the Fund’s EEME to a maximum of 30% while maintaining a 23% allocation to Equity Underlying Funds. The Fund may invest significantly in any individual Underlying Fund(s).
As discussed in the above example, the Tactical Assets are typically utilized to adjust (increase or reduce) the Fund’s exposure to equity and fixed-income/debt asset classes and various segments within these asset classes (i.e., the Tactical Assets are typically used to adjust the Fund’s EEME). Derivatives instruments may also be used to facilitate the Fund’s management of cash inflows/outflows. At times (e.g., when there are significant cash inflows or anticipated inflows), such additional derivatives use could cause the Fund’s assets to be invested outside the ranges described below for Fund investments in Tactical Assets (and, in turn, the Underlying Funds).
In general, when the Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), determines that equity market volatility is relatively low, the Investment Manager may increase the Fund’s EEME and decrease the Fund’s effective fixed-income/debt market exposure. Conversely, if it determines that volatility in the equity market is relatively high, it may reduce (or, in certain extreme cases, eliminate entirely) the Fund’s EEME and, correspondingly, increase the Fund’s effective fixed-income/debt market exposure.
Investment Process
Columbia Management uses the following two-part investment process that, together, pursues total return while seeking to manage the Fund’s exposure to equity market volatility:
■
Selects and determines allocations to the Underlying Funds (referred to as the Strategic Allocation); and
■
Invests in and determines allocations to the Tactical Assets typically to adjust desired asset class exposures (referred to as the Tactical Allocation).
Columbia Management makes adjustments to the Fund’s investment exposure based on measures of market volatility and its views on the performance of equity markets. Volatility refers to the ups and downs in the market and can run in cycles of several months or even years.
The Fund uses an investment strategy based on a variable model derived from its blended benchmark which consists of 80% Bloomberg U.S. Aggregate Bond Index, 14% Russell 3000 Index and 6% MSCI EAFE Index (Net).
Strategic Allocation
Under normal circumstances, the Fund invests 40% to 90% of its net assets in Underlying Funds managed by Columbia Management, including those for which Columbia Management provides day-to-day portfolio management and those for which day-to-day portfolio management is provided by investment subadvisers hired by Columbia Management. Of the assets allocated to the Underlying Funds, the Fund may invest up to 100% of those assets in Equity Underlying Funds or Fixed-Income Underlying Funds (or some combination of the two).
The Fund may invest in Underlying Funds across various sectors and industries within the equity and fixed-income/debt asset classes and markets, including Underlying Funds that invest in securities of different investment strategies and styles (e.g., growth, value and core/blend), market capitalizations (e.g., large, mid and small cap) and geographic focus (e.g., domestic and international, including emerging markets), as well as those that invest in real estate securities and fixed-income or debt instruments, including investment grade corporate bonds, high yield (i.e., junk) instruments,  sovereign debt, U.S. Government bonds and notes, TIPS, mortgage- and other asset-backed securities and international bonds, each with varying interest rates, terms, durations and credit exposures. The Fund may invest, directly and/or indirectly through Underlying Funds, in debt securities and instruments across the credit quality spectrum and, at times, may invest in below investment grade fixed-income securities and instruments (commonly referred to as “high yield” investments or “junk bonds”). The Fund may invest in debt instruments of any maturity and does not seek to maintain a particular dollar-weighted average maturity.
Underlying Fund selections and allocations are reviewed periodically by Columbia Management. Changes to Underlying Fund selections and allocations may be driven by various factors, including the risks and potential benefits of investing in a particular Underlying Fund as a means of achieving total return. During times of relatively high equity market volatility as determined by Columbia Management, Columbia Management may reduce, eliminate entirely or increase, including significantly, the Fund’s allocation to Equity Underlying Funds and may alter Underlying Fund and Tactical Asset selections and allocations with more frequency in seeking to achieve desired levels of EEME.
Tactical Allocation
Under normal circumstances, the Fund invests 10% to 60% of its net assets in the Tactical Allocation strategy, which includes derivative instruments (such as forward contracts (including forward foreign currency contracts), futures (including currency futures, equity futures, index futures and interest rate futures), options and swaps (including credit default swaps and credit default swap indexes), as well as direct investments in ETFs and fixed-income or debt instruments (such as investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, TIPS, mortgage- and other asset-backed securities, international bonds and mortgage dollar rolls, each with varying interest rates, terms, durations and credit exposures).
Columbia Management typically seeks through investments in Tactical Assets to adjust the Fund’s exposures to equity and fixed-income/debt markets and to segments within those markets in response to its assessment of the relative risks and potential returns of these markets and segments. As with the Underlying Funds, the Fund may, through its tactical allocation strategy, reduce (or, in certain extreme cases, eliminate entirely) its EEME and, correspondingly, increase the Fund’s effective fixed-income/debt market exposure. Conversely, the Fund may also increase its EEME through its Underlying Fund selections and allocations and by employing the Tactical Assets to adjust upward the volatility level in the Fund’s portfolio closer to desired levels.
The Fund also seeks to reduce equity market volatility in the portfolio by purchasing or writing call and put options on equity indices to protect against periods of decline in equity markets.
The Investment Manager believes that the use of the Tactical Assets, the derivative instruments and ETFs in particular, may provide more efficient and economical exposure to asset classes and segments than investments in or withdrawals from the Underlying Funds. As a result, Columbia Management typically uses derivatives and ETFs as primary tools for adjusting the Fund’s EEME.
The Fund may hold a significant amount of cash, money market instruments or other high quality, short-term investments, including shares of affiliated or unaffiliated money market funds which may have a floating net asset value, to cover obligations with respect to, or that may result from, the Fund’s investments in derivatives. The Fund’s use of certain derivatives may create significant leveraged exposure to the equity and debt markets. Leverage occurs when investments in derivatives create greater economic exposure than the amount invested. This means that the Fund could lose more than originally invested in the derivative.
The portfolio managers may actively and frequently trade securities in the Fund’s portfolio to carry out its principal strategies.
Underlying Funds
Appendix A includes the list of the Underlying Funds available to the Fund, as well as a description of the Underlying Funds’ investment objectives and principal investment strategies. A description of the principal risks associated with the Underlying Funds is included in Appendix B. Columbia Management may add new or remove existing Underlying Funds at any time without the approval of shareholders. The prospectuses and Statements of Additional Information for the Underlying Funds include more detailed information about these Underlying Funds and are available free of charge by calling 800.345.6611.

S000040390 [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund pursues its investment objective by allocating its assets across equity and fixed-income/debt asset classes while targeting a particular level of effective equity market exposure (described below) that varies based on volatility in the equity market. The Fund invests in a mix of affiliated mutual funds (Underlying Funds) and, in seeking to manage the Fund’s exposure to equity market volatility, the Fund employs a tactical allocation strategy utilizing:
■
derivative transactions, including forward contracts, futures, options and swaps;
■
direct investments in exchange-traded funds (ETFs); and
■
direct investments in fixed-income or debt instruments (such as investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, Treasury inflation-protected securities (TIPS), mortgage- and other asset-backed securities, international bonds and mortgage dollar rolls, each with varying interest rates, terms, durations and credit exposures).
Collectively, these assets are referred to as the Tactical Assets (which are described below under “Tactical Allocation”).
Effective Equity Market Exposure
The Fund’s “effective equity market exposure” (or EEME) reflects the amount of Fund assets exposed to the equity market, with such exposure fluctuating based on market volatility. The Fund’s EEME includes exposure to equity markets through the Fund’s investments in Underlying Funds and Tactical Assets, adjusted based on measures of market volatility to reflect the degree to which the Fund’s holdings are expected to move in tandem with equity markets (beta) based solely on the views of the Fund’s investment manager. Under normal circumstances, the Fund’s targeted EEME may range from 0% to 50% of its net assets. Within this range, the Fund’s targeted and actual EEME is subject to change, including on a daily basis. At March 31, 2026, the Fund’s actual EEME was approximately 33.89% of its net assets.
The Fund invests in Underlying Funds focused on equity investments (Equity Underlying Funds) and Underlying Funds focused on fixed-income/debt investments (Fixed-Income Underlying Funds) to gain exposure to equity and fixed-income/debt asset classes, respectively. If the Fund invests, for example, 40% of its net assets in Equity Underlying Funds (and has no EEME through its Tactical Assets), the Fund will have 40% of its net assets exposed to the equity market and an EEME of 40% of its net assets. Using the same example, the Fund could employ its Tactical Assets to increase the Fund’s EEME to a maximum of 50% while maintaining a 40% allocation to Equity Underlying Funds. The Fund may invest significantly in any individual Underlying Fund(s).
As discussed in the above example, the Tactical Assets are typically utilized to adjust (increase or reduce) the Fund’s exposure to equity and fixed-income/debt asset classes and various segments within these asset classes (i.e., the Tactical Assets are typically used to adjust the Fund’s EEME). Derivatives instruments may also be used to facilitate the Fund’s management of cash inflows/outflows. At times (e.g., when there are significant cash inflows or anticipated inflows), such additional derivatives use could cause the Fund’s assets to be invested outside the ranges described below for Fund investments in Tactical Assets (and, in turn, the Underlying Funds).
In general, when the Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), determines that equity market volatility is relatively low, the Investment Manager may increase the Fund’s EEME and decrease the Fund’s effective fixed-income/debt market exposure. Conversely, if it determines that volatility in the equity market is relatively high, it may reduce (or, in certain extreme cases, eliminate entirely) the Fund’s EEME and, correspondingly, increase the Fund’s effective fixed-income/debt market exposure.
Investment Process
Columbia Management uses the following two-part investment process that, together, pursues total return while seeking to manage the Fund’s exposure to equity market volatility:
■
Selects and determines allocations to the Underlying Funds (referred to as the Strategic Allocation); and
■
Invests in and determines allocations to the Tactical Assets typically to adjust desired asset class exposures (referred to as the Tactical Allocation).
Columbia Management makes adjustments to the Fund’s investment exposure based on measures of market volatility and its views on the performance of equity markets. Volatility refers to the ups and downs in the market and can run in cycles of several months or even years.
The Fund uses an investment strategy based on a variable model derived from its blended benchmark which consists of 65% Bloomberg U.S. Aggregate Bond Index, 24% Russell 3000 Index and 11% MSCI EAFE Index (Net).
Strategic Allocation
Under normal circumstances, the Fund invests 40% to 90% of its net assets in Underlying Funds managed by Columbia Management, including those for which Columbia Management provides day-to-day portfolio management and those for which day-to-day portfolio management is provided by investment subadvisers hired by Columbia Management. Of the assets allocated to the Underlying Funds, the Fund may invest up to 100% of those assets in Equity Underlying Funds or Fixed-Income Underlying Funds (or some combination of the two).
The Fund may invest in Underlying Funds across various sectors and industries within the equity and fixed-income/debt asset classes and markets, including Underlying Funds that invest in securities of different investment strategies and styles (e.g., growth, value and core/blend), market capitalizations (e.g., large, mid and small cap) and geographic focus (e.g., domestic and international, including emerging markets), as well as those that invest in real estate securities and fixed-income or debt instruments, including investment grade corporate bonds, high yield (i.e., junk) instruments,  sovereign debt, U.S. Government bonds and notes, TIPS, mortgage- and other asset-backed securities and international bonds, each with varying interest rates, terms, durations and credit exposures. The Fund may invest, directly and/or indirectly through Underlying Funds, in debt securities and instruments across the credit quality spectrum and, at times, may invest in below investment grade fixed-income securities and instruments (commonly referred to as “high yield” investments or “junk bonds”). The Fund may invest in debt instruments of any maturity and does not seek to maintain a particular dollar-weighted average maturity.
Underlying Fund selections and allocations are reviewed periodically by Columbia Management. Changes to Underlying Fund selections and allocations may be driven by various factors, including the risks and potential benefits of investing in a particular Underlying Fund as a means of achieving total return. During times of relatively high equity market volatility as determined by Columbia Management, Columbia Management may reduce, eliminate entirely or increase, including significantly, the Fund’s allocation to Equity Underlying Funds and may alter Underlying Fund and Tactical Asset selections and allocations with more frequency in seeking to achieve desired levels of EEME.
Tactical Allocation
Under normal circumstances, the Fund invests 10% to 60% of its net assets in the Tactical Allocation strategy, which includes derivative instruments (such as forward contracts (including forward foreign currency contracts), futures (including currency futures, equity futures, index futures and interest rate futures), options and swaps (including credit default swaps and credit default swap indexes), as well as direct investments in ETFs and fixed-income or debt instruments (such as investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, TIPS, mortgage- and other asset-backed securities, international bonds and mortgage dollar rolls, each with varying interest rates, terms, durations and credit exposures).
Columbia Management typically seeks through investments in Tactical Assets to adjust the Fund’s exposures to equity and fixed-income/debt markets and to segments within those markets in response to its assessment of the relative risks and potential returns of these markets and segments. As with the Underlying Funds, the Fund may, through its tactical allocation strategy, reduce (or, in certain extreme cases, eliminate entirely) its EEME and, correspondingly, increase the Fund’s effective fixed-income/debt market exposure. Conversely, the Fund may also increase its EEME through its Underlying Fund selections and allocations and by employing the Tactical Assets to adjust upward the volatility level in the Fund’s portfolio closer to desired levels.
The Fund also seeks to reduce equity market volatility in the portfolio by purchasing or writing call and put options on equity indices to protect against periods of decline in equity markets.
The Investment Manager believes that the use of the Tactical Assets, the derivative instruments and ETFs in particular, may provide more efficient and economical exposure to asset classes and segments than investments in or withdrawals from the Underlying Funds. As a result, Columbia Management typically uses derivatives and ETFs as primary tools for adjusting the Fund’s EEME.
The Fund may hold a significant amount of cash, money market instruments or other high quality, short-term investments, including shares of affiliated or unaffiliated money market funds which may have a floating net asset value, to cover obligations with respect to, or that may result from, the Fund’s investments in derivatives. The Fund’s use of certain derivatives may create significant leveraged exposure to the equity and debt markets. Leverage occurs when investments in derivatives create greater economic exposure than the amount invested. This means that the Fund could lose more than originally invested in the derivative.
The portfolio managers may actively and frequently trade securities in the Fund’s portfolio to carry out its principal strategies.
Underlying Funds
Appendix A includes the list of the Underlying Funds available to the Fund, as well as a description of the Underlying Funds’ investment objectives and principal investment strategies. A description of the principal risks associated with the Underlying Funds is included in Appendix B. Columbia Management may add new or remove existing Underlying Funds at any time without the approval of shareholders. The prospectuses and Statements of Additional Information for the Underlying Funds include more detailed information about these Underlying Funds and are available free of charge by calling 800.345.6611.

S000040391 [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund pursues its investment objective by allocating its assets across equity and fixed-income/debt asset classes while targeting a particular level of effective equity market exposure (described below) that varies based on volatility in the equity market. The Fund invests in a mix of affiliated mutual funds (Underlying Funds) and, in seeking to manage the Fund’s exposure to equity market volatility, the Fund employs a tactical allocation strategy utilizing:
■
derivative transactions, including forward contracts, futures, options and swaps;
■
direct investments in exchange-traded funds (ETFs); and
■
direct investments in fixed-income or debt instruments (such as investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, Treasury inflation-protected securities (TIPS), mortgage- and other asset-backed securities, international bonds and mortgage dollar rolls, each with varying interest rates, terms, durations and credit exposures).
Collectively, these assets are referred to as the Tactical Assets (which are described below under “Tactical Allocation”).
Effective Equity Market Exposure
The Fund’s “effective equity market exposure” (or EEME) reflects the amount of Fund assets exposed to the equity market, with such exposure fluctuating based on market volatility. The Fund’s EEME includes exposure to equity markets through the Fund’s investments in Underlying Funds and Tactical Assets, adjusted based on measures of market volatility to reflect the degree to which the Fund’s holdings are expected to move in tandem with equity markets (beta) based solely on the views of the Fund’s investment manager. Under normal circumstances, the Fund’s targeted EEME may range from 0% to 90% of its net assets. Within this range, the Fund’s targeted and actual EEME is subject to change, including on a daily basis. At March 31, 2026, the Fund’s actual EEME was approximately 63.23% of its net assets.
The Fund invests in Underlying Funds focused on equity investments (Equity Underlying Funds) and Underlying Funds focused on fixed-income/debt investments (Fixed-Income Underlying Funds) to gain exposure to equity and fixed-income/debt asset classes, respectively. If the Fund invests, for example, 75% of its net assets in Equity Underlying Funds (and has no EEME through its Tactical Assets), the Fund will have 75% of its net assets exposed to the equity market and an EEME of 75% of its net assets. Using the same example, the Fund could employ its Tactical Assets to increase the Fund’s EEME to a maximum of 90% while maintaining a 75% allocation to Equity Underlying Funds. The Fund may invest significantly in any individual Underlying Fund(s).
As discussed in the above example, the Tactical Assets are typically utilized to adjust (increase or reduce) the Fund’s exposure to equity and fixed-income/debt asset classes and various segments within these asset classes (i.e., the Tactical Assets are typically used to adjust the Fund’s EEME). Derivatives instruments may also be used to facilitate the Fund’s management of cash inflows/outflows. At times (e.g., when there are significant cash inflows or anticipated inflows), such additional derivatives use could cause the Fund’s assets to be invested outside the ranges described below for Fund investments in Tactical Assets (and, in turn, the Underlying Funds).
In general, when the Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), determines that equity market volatility is relatively low, the Investment Manager may increase the Fund’s EEME and decrease the Fund’s effective fixed-income/debt market exposure. Conversely, if it determines that volatility in the equity market is relatively high, it may reduce (or, in certain extreme cases, eliminate entirely) the Fund’s EEME and, correspondingly, increase the Fund’s effective fixed-income/debt market exposure.
Investment Process
Columbia Management uses the following two-part investment process that, together, pursues total return while seeking to manage the Fund’s exposure to equity market volatility:
■
Selects and determines allocations to the Underlying Funds (referred to as the Strategic Allocation); and
■
Invests in and determines allocations to the Tactical Assets typically to adjust desired asset class exposures (referred to as the Tactical Allocation).
Columbia Management makes adjustments to the Fund’s investment exposure based on measures of market volatility and its views on the performance of equity markets. Volatility refers to the ups and downs in the market and can run in cycles of several months or even years.
The Fund uses an investment strategy based on a variable model derived from its blended benchmark which consists of 46% Russell 3000 Index, 35% Bloomberg U.S. Aggregate Bond Index and 19% MSCI EAFE Index (Net).
Strategic Allocation
Under normal circumstances, the Fund invests 40% to 90% of its net assets in Underlying Funds managed by Columbia Management, including those for which Columbia Management provides day-to-day portfolio management and those for which day-to-day portfolio management is provided by investment subadvisers hired by Columbia Management. Of the assets allocated to the Underlying Funds, the Fund may invest up to 100% of those assets in Equity Underlying Funds or Fixed-Income Underlying Funds (or some combination of the two).
The Fund may invest in Underlying Funds across various sectors and industries within the equity and fixed-income/debt asset classes and markets, including Underlying Funds that invest in securities of different investment strategies and styles (e.g., growth, value and core/blend), market capitalizations (e.g., large, mid and small cap) and geographic focus (e.g., domestic and international, including emerging markets), as well as those that invest in real estate securities and fixed-income or debt instruments, including investment grade corporate bonds, high yield (i.e., junk) instruments,  sovereign debt, U.S. Government bonds and notes, TIPS, mortgage- and other asset-backed securities and international bonds, each with varying interest rates, terms, durations and credit exposures. The Fund may invest, directly and/or indirectly through Underlying Funds, in debt securities and instruments across the credit quality spectrum and, at times, may invest in below investment grade fixed-income securities and instruments (commonly referred to as “high yield” investments or “junk bonds”). The Fund may invest in debt instruments of any maturity and does not seek to maintain a particular dollar-weighted average maturity.
Underlying Fund selections and allocations are reviewed periodically by Columbia Management. Changes to Underlying Fund selections and allocations may be driven by various factors, including the risks and potential benefits of investing in a particular Underlying Fund as a means of achieving total return. During times of relatively high equity market volatility as determined by Columbia Management, Columbia Management may reduce, eliminate entirely or increase, including significantly, the Fund’s allocation to Equity Underlying Funds and may alter Underlying Fund and Tactical Asset selections and allocations with more frequency in seeking to achieve desired levels of EEME.
Tactical Allocation
Under normal circumstances, the Fund invests 10% to 60% of its net assets in the Tactical Allocation strategy, which includes derivative instruments (such as forward contracts (including forward foreign currency contracts), futures (including currency futures, equity futures, index futures and interest rate futures), options and swaps (including credit default swaps and credit default swap indexes), as well as direct investments in ETFs and fixed-income or debt instruments (such as investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, TIPS, mortgage- and other asset-backed securities, international bonds and mortgage dollar rolls, each with varying interest rates, terms, durations and credit exposures).
Columbia Management typically seeks through investments in Tactical Assets to adjust the Fund’s exposures to equity and fixed-income/debt markets and to segments within those markets in response to its assessment of the relative risks and potential returns of these markets and segments. As with the Underlying Funds, the Fund may, through its tactical allocation strategy, reduce (or, in certain extreme cases, eliminate entirely) its EEME and, correspondingly, increase the Fund’s effective fixed-income/debt market exposure. Conversely, the Fund may also increase its EEME through its Underlying Fund selections and allocations and by employing the Tactical Assets to adjust upward the volatility level in the Fund’s portfolio closer to desired levels.
The Fund also seeks to reduce equity market volatility in the portfolio by purchasing or writing call and put options on equity indices to protect against periods of decline in equity markets.
The Investment Manager believes that the use of the Tactical Assets, the derivative instruments and ETFs in particular, may provide more efficient and economical exposure to asset classes and segments than investments in or withdrawals from the Underlying Funds. As a result, Columbia Management typically uses derivatives and ETFs as primary tools for adjusting the Fund’s EEME.
The Fund may hold a significant amount of cash, money market instruments or other high quality, short-term investments, including shares of affiliated or unaffiliated money market funds which may have a floating net asset value, to cover obligations with respect to, or that may result from, the Fund’s investments in derivatives. The Fund’s use of certain derivatives may create significant leveraged exposure to the equity and debt markets. Leverage occurs when investments in derivatives create greater economic exposure than the amount invested. This means that the Fund could lose more than originally invested in the derivative.
The portfolio managers may actively and frequently trade securities in the Fund’s portfolio to carry out its principal strategies.
Underlying Funds
Appendix A includes the list of the Underlying Funds available to the Fund, as well as a description of the Underlying Funds’ investment objectives and principal investment strategies. A description of the principal risks associated with the Underlying Funds is included in Appendix B. Columbia Management may add new or remove existing Underlying Funds at any time without the approval of shareholders. The prospectuses and Statements of Additional Information for the Underlying Funds include more detailed information about these Underlying Funds and are available free of charge by calling 800.345.6611.

S000055414 [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund pursues its investment objective by allocating at least 80% of its net assets (plus the amount of any borrowings for investment purposes) across U.S. equity and fixed-income/debt asset classes while targeting a particular level of effective equity market exposure (described below) that varies based on volatility in the equity market. The Fund's investments are deemed to be "U.S." based primarily on the issuer's place of organization/incorporation, but the Fund may also consider the issuer's domicile, the location of its principal place of business or principal office, its primary stock exchange listing, the source of a majority of its revenue or profits, or the location of a majority of its assets.  The Fund takes into consideration investments in affiliated mutual funds (Underlying Funds) and ETFs in connection with its 80% investment policy.   The Fund invests in a mix of affiliated mutual funds (Underlying Funds) and, in seeking to manage the Fund’s exposure to equity market volatility, the Fund employs a tactical allocation strategy utilizing:
■
derivative transactions, including forward contracts, futures, options and swaps;
■
direct investments in exchange-traded funds (ETFs); and
■
direct investments in fixed-income or debt instruments (such as investment grade corporate bonds, high yield (i.e., junk) instruments, U.S. Government bonds and notes, Treasury inflation-protected securities (TIPS), mortgage- and other asset-backed securities, and mortgage dollar rolls, each with varying interest rates, terms, durations and credit exposures).
Collectively, these assets are referred to as the Tactical Assets (which are described below under “Tactical Allocation”).
Effective Equity Market Exposure
The Fund’s “effective equity market exposure” (or EEME) reflects the amount of Fund assets exposed to the equity market, with such exposure fluctuating based on market volatility. The Fund’s EEME includes exposure to equity markets through the Fund’s investments in Underlying Funds and Tactical Assets, adjusted based on measures of market volatility to reflect the degree to which the Fund’s holdings are expected to move in tandem with equity markets (beta) based solely on the views of the Fund’s investment manager. Under normal circumstances, the Fund’s targeted EEME may range from 0% to 50% of its net assets. Within this range, the Fund’s targeted and actual EEME is subject to change, including on a daily basis. At March 31, 2026, the Fund’s actual EEME was approximately 36.53% of its net assets.
The Fund invests in Underlying Funds focused on equity investments (Equity Underlying Funds) and Underlying Funds focused on fixed-income/debt investments (Fixed-Income Underlying Funds) to gain exposure to U.S. equity and fixed-income/debt asset classes, respectively. If the Fund invests, for example, 40% of its net assets in Equity Underlying Funds (and has no EEME through its Tactical Assets), the Fund will have 40% of its net assets exposed to the equity market and an EEME of 40% of its net assets. Using the same example, the Fund could employ its Tactical Assets to increase the Fund’s EEME to a maximum of 50% while maintaining a 40% allocation to Equity Underlying Funds. The Fund may invest significantly in any individual Underlying Fund(s).
As discussed in the above example, the Tactical Assets are typically utilized to adjust (increase or reduce) the Fund’s exposure to equity and fixed-income/debt asset classes and various segments within these asset classes (i.e., the Tactical Assets are typically used to adjust the Fund’s EEME). Derivatives instruments may also be used to facilitate the Fund’s management of cash inflows/outflows. At times (e.g., when there are significant cash inflows or anticipated inflows), such additional derivatives use could cause the Fund’s assets to be invested outside the ranges described below for Fund investments in Tactical Assets (and, in turn, the Underlying Funds).
In general, when the Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), determines that equity market volatility is relatively low, the Investment Manager may increase the Fund’s EEME and decrease the Fund’s effective fixed-income/debt market exposure. Conversely, if it determines that volatility in the equity market is relatively high, it may reduce (or, in certain extreme cases, eliminate entirely) the Fund’s EEME and, correspondingly, increase the Fund’s effective fixed-income/debt market exposure.
Investment Process
Columbia Management uses the following two-part investment process that, together, pursues total return while seeking to manage the Fund’s exposure to equity market volatility:
■
Selects and determines allocations to the Underlying Funds (referred to as the Strategic Allocation); and
■
Invests in and determines allocations to the Tactical Assets typically to adjust desired asset class exposures (referred to as the Tactical Allocation).
Columbia Management makes adjustments to the Fund’s investment exposure based on measures of market volatility and its views on the performance of equity markets. Volatility refers to the ups and downs in the market and can run in cycles of several months or even years.
The Fund uses an investment strategy based on a variable model derived from its blended benchmark which consists of 65% Bloomberg U.S. Aggregate Bond Index and 35% S&P 500 Index.
Strategic Allocation
Under normal circumstances, the Fund invests 40% to 90% of its net assets in Underlying Funds managed by Columbia Management, including those for which Columbia Management provides day-to-day portfolio management and those for which day-to-day portfolio management is provided by investment subadvisers hired by Columbia Management. Of the assets allocated to the Underlying Funds, the Fund may invest up to 100% of those assets in Equity Underlying Funds or Fixed-Income Underlying Funds (or some combination of the two).
The Fund may invest in Underlying Funds across various sectors and industries within the U.S. equity and fixed-income/debt asset classes and markets, including Underlying Funds that invest in securities of different investment strategies and styles (e.g., growth, value and core/blend) and market capitalizations (e.g., large, mid and small cap), as well as those that invest in real estate securities and fixed-income or debt instruments, including investment grade corporate bonds, high yield (i.e., junk) instruments, U.S. Government bonds and notes, TIPS and mortgage- and other asset-backed securities, each with varying interest rates, terms, durations and credit exposures. The Fund may invest, directly and/or indirectly through Underlying Funds, in debt securities and instruments across the credit quality spectrum and, at times, may invest in below investment grade fixed-income securities and instruments (commonly referred to as “high yield” investments or “junk bonds”). The Fund may invest in debt instruments of any maturity and does not seek to maintain a particular dollar-weighted average maturity.
Underlying Fund selections and allocations are reviewed periodically by Columbia Management. Changes to Underlying Fund selections and allocations may be driven by various factors, including the risks and potential benefits of investing in a particular Underlying Fund as a means of achieving total return. During times of relatively high equity market volatility as determined by Columbia Management, Columbia Management may reduce, eliminate entirely or increase, including significantly, the Fund’s allocation to Equity Underlying Funds and may alter Underlying Fund and Tactical Asset selections and allocations with more frequency in seeking to achieve desired levels of EEME.
Tactical Allocation
Under normal circumstances, the Fund invests 10% to 60% of its net assets in the Tactical Allocation strategy, which includes derivative instruments (such as forward contracts (including forward foreign currency contracts), futures (including currency futures, equity futures, index futures and interest rate futures), options and swaps (including credit default swaps and credit default swap indexes), as well as direct investments in ETFs and fixed-income or debt instruments (such as investment grade corporate bonds, high yield (i.e., junk) instruments, U.S. Government bonds and notes, TIPS, mortgage- and other asset-backed securities, and mortgage dollar rolls, each with varying interest rates, terms, durations and credit exposures).
Columbia Management typically seeks through investments in Tactical Assets to adjust the Fund’s exposures to equity and fixed-income/debt markets and to segments within those markets in response to its assessment of the relative risks and potential returns of these markets and segments. As with the Underlying Funds, the Fund may, through its tactical allocation strategy, reduce (or, in certain extreme cases, eliminate entirely) its EEME and, correspondingly, increase the Fund’s effective fixed-income/debt market exposure. Conversely, the Fund may also increase its EEME through its Underlying Fund selections and allocations and by employing the Tactical Assets to adjust upward the volatility level in the Fund’s portfolio closer to desired levels.
The Fund also seeks to reduce equity market volatility in the portfolio by purchasing or writing call and put options on equity indices to protect against periods of decline in equity markets.
The Investment Manager believes that the use of the Tactical Assets, the derivative instruments and ETFs in particular, may provide more efficient and economical exposure to asset classes and segments than investments in or withdrawals from the Underlying Funds. As a result, Columbia Management typically uses derivatives and ETFs as primary tools for adjusting the Fund’s EEME.
The Fund may hold a significant amount of cash, money market instruments or other high quality, short-term investments, including shares of affiliated or unaffiliated money market funds which may have a floating net asset value, to cover obligations with respect to, or that may result from, the Fund’s investments in derivatives. The Fund’s use of certain derivatives may create significant leveraged exposure to the equity and debt markets. Leverage occurs when investments in derivatives create greater economic exposure than the amount invested. This means that the Fund could lose more than originally invested in the derivative.
The portfolio managers may actively and frequently trade securities in the Fund’s portfolio to carry out its principal strategies.
Underlying Funds
Appendix A includes the list of the Underlying Funds available to the Fund, as well as a description of the Underlying Funds’ investment objectives and principal investment strategies. A description of the principal risks associated with the Underlying Funds is included in Appendix B. Columbia Management may add new or remove existing Underlying Funds at any time without the approval of shareholders. The prospectuses and Statements of Additional Information for the Underlying Funds include more detailed information about these Underlying Funds and are available free of charge by calling 800.345.6611.

S000055415 [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund pursues its investment objective by allocating at least 80% of its net assets (plus the amount of any borrowings for investment purposes) across U.S. equity and fixed-income/debt asset classes while targeting a particular level of effective equity market exposure (described below) that varies based on volatility in the equity market. The Fund's investments are deemed to be "U.S." based primarily on the issuer's place of organization/incorporation, but the Fund may also consider the issuer's domicile, the location of its principal place of business or principal office, its primary stock exchange listing, the source of a majority of its revenue or profits, or the location of a majority of its assets.  The Fund takes into consideration investments in affiliated mutual funds (Underlying Funds) and ETFs in connection with its 80% investment policy.   The Fund invests in a mix of affiliated mutual funds (Underlying Funds) and, in seeking to manage the Fund’s exposure to equity market volatility, the Fund employs a tactical allocation strategy utilizing:
■
derivative transactions, including forward contracts, futures, options and swaps;
■
direct investments in exchange-traded funds (ETFs); and
■
direct investments in fixed-income or debt instruments (such as investment grade corporate bonds, high yield (i.e., junk) instruments, U.S. Government bonds and notes, Treasury inflation-protected securities (TIPS), mortgage- and other asset-backed securities, and mortgage dollar rolls, each with varying interest rates, terms, durations and credit exposures).
Collectively, these assets are referred to as the Tactical Assets (which are described below under “Tactical Allocation”).
Effective Equity Market Exposure
The Fund’s “effective equity market exposure” (or EEME) reflects the amount of Fund assets exposed to the equity market, with such exposure fluctuating based on market volatility. The Fund’s EEME includes exposure to equity markets through the Fund’s investments in Underlying Funds and Tactical Assets, adjusted based on measures of market volatility to reflect the degree to which the Fund’s holdings are expected to move in tandem with equity markets (beta) based solely on the views of the Fund’s investment manager. Under normal circumstances, the Fund’s targeted EEME may range from 0% to 90% of its net assets. Within this range, the Fund’s targeted and actual EEME is subject to change, including on a daily basis. At March 31, 2026, the Fund’s actual EEME was approximately 68.30% of its net assets.
The Fund invests in Underlying Funds focused on equity investments (Equity Underlying Funds) and Underlying Funds focused on fixed-income/debt investments (Fixed-Income Underlying Funds) to gain exposure to U.S. equity and fixed-income/debt asset classes, respectively. If the Fund invests, for example, 75% of its net assets in Equity Underlying Funds (and has no EEME through its Tactical Assets), the Fund will have 75% of its net assets exposed to the equity market and an EEME of 75% of its net assets. Using the same example, the Fund could employ its Tactical Assets to increase the Fund’s EEME to a maximum of 90% while maintaining a 75% allocation to Equity Underlying Funds. The Fund may invest significantly in any individual Underlying Fund(s).
As discussed in the above example, the Tactical Assets are typically utilized to adjust (increase or reduce) the Fund’s exposure to equity and fixed-income/debt asset classes and various segments within these asset classes (i.e., the Tactical Assets are typically used to adjust the Fund’s EEME). Derivatives instruments may also be used to facilitate the Fund’s management of cash inflows/outflows. At times (e.g., when there are significant cash inflows or anticipated inflows), such additional derivatives use could cause the Fund’s assets to be invested outside the ranges described below for Fund investments in Tactical Assets (and, in turn, the Underlying Funds).
In general, when the Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), determines that equity market volatility is relatively low, the Investment Manager may increase the Fund’s EEME and decrease the Fund’s effective fixed-income/debt market exposure. Conversely, if it determines that volatility in the equity market is relatively high, it may reduce (or, in certain extreme cases, eliminate entirely) the Fund’s EEME and, correspondingly, increase the Fund’s effective fixed-income/debt market exposure.
Investment Process
Columbia Management uses the following two-part investment process that, together, pursues total return while seeking to manage the Fund’s exposure to equity market volatility:
■
Selects and determines allocations to the Underlying Funds (referred to as the Strategic Allocation); and
■
Invests in and determines allocations to the Tactical Assets typically to adjust desired asset class exposures (referred to as the Tactical Allocation).
Columbia Management makes adjustments to the Fund’s investment exposure based on measures of market volatility and its views on the performance of equity markets. Volatility refers to the ups and downs in the market and can run in cycles of several months or even years.
The Fund uses an investment strategy based on a variable model derived from its blended benchmark which consists of 65% S&P 500 Index and 35% Bloomberg U.S. Aggregate Bond Index.
Strategic Allocation
Under normal circumstances, the Fund invests 40% to 90% of its net assets in Underlying Funds managed by Columbia Management, including those for which Columbia Management provides day-to-day portfolio management and those for which day-to-day portfolio management is provided by investment subadvisers hired by Columbia Management. Of the assets allocated to the Underlying Funds, the Fund may invest up to 100% of those assets in Equity Underlying Funds or Fixed-Income Underlying Funds (or some combination of the two).
The Fund may invest in Underlying Funds across various sectors and industries within the U.S. equity and fixed-income/debt asset classes and markets, including Underlying Funds that invest in securities of different investment strategies and styles (e.g., growth, value and core/blend) and market capitalizations (e.g., large, mid and small cap), as well as those that invest in real estate securities and fixed-income or debt instruments, including investment grade corporate bonds, high yield (i.e., junk) instruments, U.S. Government bonds and notes, TIPS and mortgage- and other asset-backed securities, each with varying interest rates, terms, durations and credit exposures. The Fund may invest, directly and/or indirectly through Underlying Funds, in debt securities and instruments across the credit quality spectrum and, at times, may invest in below investment grade fixed-income securities and instruments (commonly referred to as “high yield” investments or “junk bonds”). The Fund may invest in debt instruments of any maturity and does not seek to maintain a particular dollar-weighted average maturity.
Underlying Fund selections and allocations are reviewed periodically by Columbia Management. Changes to Underlying Fund selections and allocations may be driven by various factors, including the risks and potential benefits of investing in a particular Underlying Fund as a means of achieving total return. During times of relatively high equity market volatility as determined by Columbia Management, Columbia Management may reduce, eliminate entirely or increase, including significantly, the Fund’s allocation to Equity Underlying Funds and may alter Underlying Fund and Tactical Asset selections and allocations with more frequency in seeking to achieve desired levels of EEME.
Tactical Allocation
Under normal circumstances, the Fund invests 10% to 60% of its net assets in the Tactical Allocation strategy, which includes derivative instruments (such as forward contracts (including forward foreign currency contracts), futures (including currency futures, equity futures, index futures and interest rate futures), options and swaps (including credit default swaps and credit default swap indexes), as well as direct investments in ETFs and fixed-income or debt instruments (such as investment grade corporate bonds, high yield (i.e., junk) instruments, U.S. Government bonds and notes, TIPS, mortgage- and other asset-backed securities, and mortgage dollar rolls, each with varying interest rates, terms, durations and credit exposures).
Columbia Management typically seeks through investments in Tactical Assets to adjust the Fund’s exposures to equity and fixed-income/debt markets and to segments within those markets in response to its assessment of the relative risks and potential returns of these markets and segments. As with the Underlying Funds, the Fund may, through its tactical allocation strategy, reduce (or, in certain extreme cases, eliminate entirely) its EEME and, correspondingly, increase the Fund’s effective fixed-income/debt market exposure. Conversely, the Fund may also increase its EEME through its Underlying Fund selections and allocations and by employing the Tactical Assets to adjust upward the volatility level in the Fund’s portfolio closer to desired levels.
The Fund also seeks to reduce equity market volatility in the portfolio by purchasing or writing call and put options on equity indices to protect against periods of decline in equity markets.
The Investment Manager believes that the use of the Tactical Assets, the derivative instruments and ETFs in particular, may provide more efficient and economical exposure to asset classes and segments than investments in or withdrawals from the Underlying Funds. As a result, Columbia Management typically uses derivatives and ETFs as primary tools for adjusting the Fund’s EEME.
The Fund may hold a significant amount of cash, money market instruments or other high quality, short-term investments, including shares of affiliated or unaffiliated money market funds which may have a floating net asset value, to cover obligations with respect to, or that may result from, the Fund’s investments in derivatives. The Fund’s use of certain derivatives may create significant leveraged exposure to the equity and debt markets. Leverage occurs when investments in derivatives create greater economic exposure than the amount invested. This means that the Fund could lose more than originally invested in the derivative.
The portfolio managers may actively and frequently trade securities in the Fund’s portfolio to carry out its principal strategies.
Underlying Funds
Appendix A includes the list of the Underlying Funds available to the Fund, as well as a description of the Underlying Funds’ investment objectives and principal investment strategies. A description of the principal risks associated with the Underlying Funds is included in Appendix B. Columbia Management may add new or remove existing Underlying Funds at any time without the approval of shareholders. The prospectuses and Statements of Additional Information for the Underlying Funds include more detailed information about these Underlying Funds and are available free of charge by calling 800.345.6611.

S000055416 [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund pursues its investment objective by allocating at least 80% of its net assets (plus the amount of any borrowings for investment purposes) across U.S. equity and fixed-income/debt asset classes while targeting a particular level of effective equity market exposure (described below) that varies based on volatility in the equity market. The Fund's investments are deemed to be "U.S." based primarily on the issuer's place of organization/incorporation, but the Fund may also consider the issuer's domicile, the location of its principal place of business or principal office, its primary stock exchange listing, the source of a majority of its revenue or profits, or the location of a majority of its assets.  The Fund takes into consideration investments in affiliated mutual funds (Underlying Funds) and ETFs in connection with its 80% investment policy.   The Fund invests in a mix of affiliated mutual funds (Underlying Funds) and, in seeking to manage the Fund’s exposure to equity market volatility, the Fund employs a tactical allocation strategy utilizing:
■
derivative transactions, including forward contracts, futures, options and swaps;
■
direct investments in exchange-traded funds (ETFs); and
■
direct investments in fixed-income or debt instruments (such as investment grade corporate bonds, high yield (i.e., junk) instruments, U.S. Government bonds and notes, Treasury inflation-protected securities (TIPS), mortgage- and other asset-backed securities, and mortgage dollar rolls, each with varying interest rates, terms, durations and credit exposures).
Collectively, these assets are referred to as the Tactical Assets (which are described below under “Tactical Allocation”).
Effective Equity Market Exposure
The Fund’s “effective equity market exposure” (or EEME) reflects the amount of Fund assets exposed to the equity market, with such exposure fluctuating based on market volatility. The Fund’s EEME includes exposure to equity markets through the Fund’s investments in Underlying Funds and Tactical Assets, adjusted based on measures of market volatility to reflect the degree to which the Fund’s holdings are expected to move in tandem with equity markets (beta) based solely on the views of the Fund’s investment manager. Under normal circumstances, the Fund’s targeted EEME may range from 0% to 70% of its net assets. Within this range, the Fund’s targeted and actual EEME is subject to change, including on a daily basis. At March 31, 2026, the Fund’s actual EEME was approximately 52.28% of its net assets.
The Fund invests in Underlying Funds focused on equity investments (Equity Underlying Funds) and Underlying Funds focused on fixed-income/debt investments (Fixed-Income Underlying Funds) to gain exposure to U.S. equity and fixed-income/debt asset classes, respectively. If the Fund invests, for example, 50% of its net assets in Equity Underlying Funds (and has no EEME through its Tactical Assets), the Fund will have 50% of its net assets exposed to the equity market and an EEME of 50% of its net assets. Using the same example, the Fund could employ its Tactical Assets to increase the Fund’s EEME to a maximum of 70% while maintaining a 50% allocation to Equity Underlying Funds. The Fund may invest significantly in any individual Underlying Fund(s).
As discussed in the above example, the Tactical Assets are typically utilized to adjust (increase or reduce) the Fund’s exposure to equity and fixed-income/debt asset classes and various segments within these asset classes (i.e., the Tactical Assets are typically used to adjust the Fund’s EEME). Derivatives instruments may also be used to facilitate the Fund’s management of cash inflows/outflows. At times (e.g., when there are significant cash inflows or anticipated inflows), such additional derivatives use could cause the Fund’s assets to be invested outside the ranges described below for Fund investments in Tactical Assets (and, in turn, the Underlying Funds).
In general, when the Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), determines that equity market volatility is relatively low, the Investment Manager may increase the Fund’s EEME and decrease the Fund’s effective fixed-income/debt market exposure. Conversely, if it determines that volatility in the equity market is relatively high, it may reduce (or, in certain extreme cases, eliminate entirely) the Fund’s EEME and, correspondingly, increase the Fund’s effective fixed-income/debt market exposure.
Investment Process
Columbia Management uses the following two-part investment process that, together, pursues total return while seeking to manage the Fund’s exposure to equity market volatility:
■
Selects and determines allocations to the Underlying Funds (referred to as the Strategic Allocation); and
■
Invests in and determines allocations to the Tactical Assets typically to adjust desired asset class exposures (referred to as the Tactical Allocation).
Columbia Management makes adjustments to the Fund’s investment exposure based on measures of market volatility and its views on the performance of equity markets. Volatility refers to the ups and downs in the market and can run in cycles of several months or even years.
The Fund uses an investment strategy based on a variable model derived from its blended benchmark which consists of 50% S&P 500 Index and 50% Bloomberg U.S. Aggregate Bond Index.
Strategic Allocation
Under normal circumstances, the Fund invests 40% to 90% of its net assets in Underlying Funds managed by Columbia Management, including those for which Columbia Management provides day-to-day portfolio management and those for which day-to-day portfolio management is provided by investment subadvisers hired by Columbia Management. Of the assets allocated to the Underlying Funds, the Fund may invest up to 100% of those assets in Equity Underlying Funds or Fixed-Income Underlying Funds (or some combination of the two).
The Fund may invest in Underlying Funds across various sectors and industries within the U.S. equity and fixed-income/debt asset classes and markets, including Underlying Funds that invest in securities of different investment strategies and styles (e.g., growth, value and core/blend) and market capitalizations (e.g., large, mid and small cap), as well as those that invest in real estate securities and fixed-income or debt instruments, including investment grade corporate bonds, high yield (i.e., junk) instruments, U.S. Government bonds and notes, TIPS and mortgage- and other asset-backed securities, each with varying interest rates, terms, durations and credit exposures. The Fund may invest, directly and/or indirectly through Underlying Funds, in debt securities and instruments across the credit quality spectrum and, at times, may invest in below investment grade fixed-income securities and instruments (commonly referred to as “high yield” investments or “junk bonds”). The Fund may invest in debt instruments of any maturity and does not seek to maintain a particular dollar-weighted average maturity.
Underlying Fund selections and allocations are reviewed periodically by Columbia Management. Changes to Underlying Fund selections and allocations may be driven by various factors, including the risks and potential benefits of investing in a particular Underlying Fund as a means of achieving total return. During times of relatively high equity market volatility as determined by Columbia Management, Columbia Management may reduce, eliminate entirely or increase, including significantly, the Fund’s allocation to Equity Underlying Funds and may alter Underlying Fund and Tactical Asset selections and allocations with more frequency in seeking to achieve desired levels of EEME.
Tactical Allocation
Under normal circumstances, the Fund invests 10% to 60% of its net assets in the Tactical Allocation strategy, which includes derivative instruments (such as forward contracts (including forward foreign currency contracts), futures (including currency futures, equity futures, index futures and interest rate futures), options and swaps (including credit default swaps and credit default swap indexes), as well as direct investments in ETFs and fixed-income or debt instruments (such as investment grade corporate bonds, high yield (i.e., junk) instruments, U.S. Government bonds and notes, TIPS, mortgage- and other asset-backed securities, and mortgage dollar rolls, each with varying interest rates, terms, durations and credit exposures).
Columbia Management typically seeks through investments in Tactical Assets to adjust the Fund’s exposures to equity and fixed-income/debt markets and to segments within those markets in response to its assessment of the relative risks and potential returns of these markets and segments. As with the Underlying Funds, the Fund may, through its tactical allocation strategy, reduce (or, in certain extreme cases, eliminate entirely) its EEME and, correspondingly, increase the Fund’s effective fixed-income/debt market exposure. Conversely, the Fund may also increase its EEME through its Underlying Fund selections and allocations and by employing the Tactical Assets to adjust upward the volatility level in the Fund’s portfolio closer to desired levels.
The Fund also seeks to reduce equity market volatility in the portfolio by purchasing or writing call and put options on equity indices to protect against periods of decline in equity markets.
The Investment Manager believes that the use of the Tactical Assets, the derivative instruments and ETFs in particular, may provide more efficient and economical exposure to asset classes and segments than investments in or withdrawals from the Underlying Funds. As a result, Columbia Management typically uses derivatives and ETFs as primary tools for adjusting the Fund’s EEME.
The Fund may hold a significant amount of cash, money market instruments or other high quality, short-term investments, including shares of affiliated or unaffiliated money market funds which may have a floating net asset value, to cover obligations with respect to, or that may result from, the Fund’s investments in derivatives. The Fund’s use of certain derivatives may create significant leveraged exposure to the equity and debt markets. Leverage occurs when investments in derivatives create greater economic exposure than the amount invested. This means that the Fund could lose more than originally invested in the derivative.
The portfolio managers may actively and frequently trade securities in the Fund’s portfolio to carry out its principal strategies.
Underlying Funds
Appendix A includes the list of the Underlying Funds available to the Fund, as well as a description of the Underlying Funds’ investment objectives and principal investment strategies. A description of the principal risks associated with the Underlying Funds is included in Appendix B. Columbia Management may add new or remove existing Underlying Funds at any time without the approval of shareholders. The prospectuses and Statements of Additional Information for the Underlying Funds include more detailed information about these Underlying Funds and are available free of charge by calling 800.345.6611.